Business Combination and Reverse Recapitalization - Schedule of Impact to the Statement of Equity (Parentheticals) (Details)	Jun. 30, 2025 $ / shares
Schedule of Impact to the Statement of Equity [Abstract]
Shares issued to SPAC sponsor and Maxim (in Dollars per share)	$ 3.64
Shares issued to Advisor (in Dollars per share)	3.64
Shares issued to key executives, employees and consultants (in Dollars per share)	$ 3.64